Components of Income Tax Expense (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current:
Domestic	¥ 184,180	¥ 92,814	¥ 37,101
Foreign	71,250	42,919	10,754
Total current tax expense	255,430	135,733	47,855
Deferred:
Domestic	187,134	94,911	(40,021)
Foreign	(5,144)	(4,536)	(3,810)
Total deferred tax expense	181,990	90,375	(43,831)
Income tax expense	¥ 437,420	¥ 226,108	¥ 4,024